EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
EMPLOYEE BENEFITS

12. EMPLOYEE BENEFITS

Defined benefit plans

The following tables set out the funded status of the end-of-service indemnities employees receive under one of the five benefit structures the Company and its subsidiaries offer to its employees and the amounts recognized in the Company’s financial statements as of December 31, 2020 and 2019 (in thousands):

	December 31, 2020	December 31, 2019
Change in benefit obligations
Benefit obligations at the beginning of the year	$19,320	$16,122
Actuarial (gain) / loss	2,243	2,031
Service cost	3,487	2,680
Interest cost	583	655
Benefits paid	(2,007)	(2,168)
Benefit obligation acquired in business combination	1,315	-
Benefit obligations at the end of the year	24,941	19,320
Current benefit obligation	3,426	2,575
Non-current benefit obligation	21,515	16,745
Benefit obligation at the end of the year	24,941	19,320
Change in plan assets
Fair value of plan assets at the beginning of the year	-	-
Employer contributions	2,007	2,168
Benefits paid	(2,007)	(2,168)
Plan assets at the end of the year	-	-
Unfunded status	$24,941	$19,320

Net cost for the 2020 Successor Period, 2019 Successor Period, 2018 Successor Period, and 2018 Predecessor Period comprises the following components (in thousands):

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018
Service cost	$3,487	$2,680	$1,412	$866
Interest cost	583	655	282	168
Actuarial (gain)/loss	2,243	2,031	896	375
Other	-	-	(416)	-
Net cost	$6,313	$5,366	$2,174	$1,409

The weighted-average assumptions used to determine benefit obligations as of December 31, 2020 and 2019 are set out below:

	December 31, 2020	December 31, 2019
Discount rate	1.75%	2.75%
Rate of increase in compensation levels:	3.00%	3.00%

The discount rate has been selected by the Company in consultation with its third-party actuarial valuation specialist. The primary reference point in identifying the rate was the yield on high-quality U.S. corporate bonds per the FTSE Above Median Double-A Curve (as of November 30, 2020) of duration broadly consistent with the benefit obligations. The rate has been rounded to the nearest 0.25%. The selection of the rate is consistent with the year-ended December 31, 2019.

The weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2020 and 2019 are set out below:

	December 31, 2020	December 31, 2019
Discount rate	2.75%	3.75%
Rate of increase in compensation levels:	3.00%	3.00%

The Company assesses these assumptions with its projected long-term plans of growth and prevalent industry standards.

The following illustrates the sensitivity to changes in discount rate, holding all other assumptions constant, for in the Company’s benefit obligations (in thousands):

Change in assumption:	Benefit obligation at the end of the year
25 basis point decrease in discount rate	+$429
25 basis point increase in discount rate	-$377

The Company has no regulatory requirement to fund these benefits in advance and intends to pay benefits directly as they fall due. As of December 31, 2020, the Company has no plan assets to invest.

Accumulated benefit obligation was $13.9 million and $16.1 million as of December 31, 2020 and 2019, respectively.

The following reflect expected future benefit payments (in thousands):

Year ending
December 31, 2020
2021	$3,902
2022	$3,871
2023	$3,688
2024	$3,793
2025	$3,519
2026 through 2030	$16,704

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligations as of December 31, 2020.

Defined contribution plans

The Company also provides a defined contribution retirement plan and occupational hazard insurance for Omani employees. Contributions to a defined contribution retirement plan and occupational hazard insurance for Omani employees in accordance with the Omani Social Insurances Law are recognized as an expense in the consolidated statement of operations as incurred. Total contributions for the 2020 Successor Period and 2019 Successor Period were $3.3 million and $3.1 million, respectively.